Inventory, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory write-downs and reserves	$ 1.3	$ 0.8	$ 15.6
Inventory reserves	$ 10.4	$ 12.9
Restructuring and other charges related to inventory			$ 8.7